Summary Of Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2012
Summary Of Accounting Policies [Abstract]
Breakdown of Office buildings, land, equipment and facilities

	Millions of yen
	March 31
	2011	2012
Land	¥70,057	¥594,146
Office buildings	110,097	235,995
Equipment and facilities	79,747	60,840
Software	128,318	141,069
Construction in progress	3,817	13,900

Total	¥392,036	¥1,045,950

Schedule Of Estimated Life Of Significant Assets

Office buildings	2 to 65 years
Equipment and facilities	3 to 15 years
Software	Up to 5 years